Other Current Liabilities - Summary of Components of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Current Liabilities Disclosure [Abstract]
Derivatives	$ 34,065	$ 558	$ 1
Consent fee liability	2,983	0
Other accrued expenses	178	28	190
Current portion of capital lease	49	48	90
Contingent liability	727	0
Working capital liability	1,876	6,805
Total other current liabilities	$ 39,878	$ 7,439	$ 281